SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of share-based compensation recorded during the year

	Year ended December 31
Share based payments expense	2021	2020
Stock options (note 23(a))	$1,350	$1,635
Restricted share units (note 23(b))	738	545
Deferred share units (note 23(c))	241	213
Bonus shares (note 23(d))	—	130
Share based payments expense	$2,329	$2,523

Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of status of share option plan and changes during the year

	2021			2020
		Weighted			Weighted
		average			average
Stock options outstanding	Number	exercise price		Number	exercise price
Beginning of year	9,959,927	C$	1.60	9,917,336	C$	1.20
Granted	678,347		4.74	2,233,438		2.91
Exercised	(687,400)		0.87	(2,112,103)		1.15
Expired, forfeited or cancelled	(50,000)		1.39	(78,744)		1.17
End of year	9,900,874	C$	1.86	9,959,927	C$	1.60

Vested, end of year	8,704,157	C$	1.63	7,774,007	C$	1.39

Summary of weighted average assumptions used in computing the fair value of stock options using the Black-Scholes option pricing model

	2021		2020
Number granted		678,347		2,233,438
Grant date fair value	C$	1,294	C$	2,729
Weighted average of assumptions used:
Share price at grant date	C$	4.74	C$	2.91
Expected volatility		45%		48%
Expected life		5 years		5 years
Canadian dollar risk free interest rate		1.0%		0.5%
Dividends		nil		nil

Summary of information about share options outstanding and exercisable

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
June 23, 2022	1.39	0.5	2,200,000	2,200,000
May 31, 2023	1.25	1.4	700,000	700,000
June 27, 2023	1.25	1.5	944,514	944,514
September 10, 2023	1.25	1.7	100,000	100,000
November 13, 2023	1.30	1.9	1,000,000	1,000,000
March 29, 2024	1.06	2.2	1,835,227	1,835,227
May 15, 2024	1.00	2.4	117,450	117,450
August 13, 2024	1.65	2.6	103,212	103,212
March 25, 2025	2.21	3.2	1,022,124	677,646
April 16, 2025	2.39	3.3	600,000	400,000
April 20, 2025	2.58	3.3	50,000	33,334
July 1, 2025	3.82	3.5	300,000	200,000
August 24, 2025	6.03	3.6	200,000	133,334
September 1, 2025	5.80	3.7	50,000	33,334
March 24,2026	4.80	4.2	578,347	192,774
April 19,2026	4.76	4.3	50,000	16,666
October 4,2026	4.04	4.8	50,000	16,666
Total number of stock options			9,900,874	8,704,157

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
January 27, 2021	0.15	0.1	225,000	225,000
January 27, 2021	0.81	0.1	39,900	39,900
June 23, 2022	1.39	1.5	2,310,000	2,310,000
May 31, 2023	1.25	2.4	980,000	980,000
June 27, 2023	1.25	2.5	1,012,014	1,012,014
September 10, 2023	1.25	2.7	100,000	100,000
November 13, 2023	1.30	2.9	1,000,000	1,000,000
March 29, 2024	1.06	3.2	1,850,227	1,226,818
May 15, 2024	1.00	3.4	117,450	78,300
August 13, 2024	1.65	3.6	103,212	68,808
March 25, 2025	2.21	4.2	1,022,124	333,166
April 16, 2025	2.39	4.3	600,000	200,000
April 20, 2025	2.58	4.3	50,000	16,667
July 1, 2025	3.82	4.5	300,000	100,000
August 24, 2025	6.03	4.6	200,000	66,667
September 1, 2025	5.80	4.7	50,000	16,667
Total number of stock options			9,959,927	7,774,007

Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of RSUs outstanding:
	2021	2020
Outstanding, January 1	921,356	1,014,972
Awarded	235,091	320,447
Vested and settled	(448,607)	(414,063)
Outstanding, December 31	707,840	921,356

Number of RSUs outstanding:		Number vesting in the year
	Total	2021	2022	2023	2024
Outstanding, December 31, 2020	921,356	448,607	365,935	106,814	—
Outstanding, December 31, 2021	707,840	—	444,301	185,179	78,360

Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of DSUs outstanding:
	2021	2020
Outstanding, January 1	644,525	508,780
Awarded and vested immediately	62,503	135,745
Outstanding, December 31	707,028	644,525

Of which, number of DSUs vested at December 31	707,028	644,525

Bonus shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of information about number of units of other equity instruments and their weighted average fair value

Number of bonus shares outstanding:
	2021	2020
Outstanding, January 1	500,000	1,500,000
Vested and issued during the year	—	(1,000,000)
Outstanding, December 31	500,000	500,000

Vested, end of year	500,000	500,000